NOTE 10 - STOCKHOLDERS' EQUITY: Schedule of Assumptions Used (Tables)	Jun. 30, 2023
June 30, 2023
Schedule of Assumptions Used
	Three Months Ended June 30,
	2023	2022
Risk-free interest rate	5.18%	2.75%
Average expected term (years)	4.7 years	4.75 years
Expected volatility	129.0%	194.8%
Expected dividend yield	-	-